Accounts Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable

5.	Accounts receivable

	As of December 31,
	2019	2020
Accounts receivable, gross	2,872	7,371
Less: allowance for doubtful accounts	—	(243)

Accounts receivable	2,872	7,128

The following table presents movement of the allowance for doubtful accounts:

	For the Years Ended December 31,
	2018	2019	2020

Balance at the beginning of the year	(5,932)	(3,780)	—
Provisions for doubtful receivables	—	—	(243)
Collection of amounts previously in dispute	2,152	—	—
Write-off provision for doubtful receivables	—	3,780	—

	(3,780)	—	(243)